UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23653

Thirdline Real Estate Income Fund

(Exact name of registrant as specified in charter)

1810 MacTavish Ave

Richmond, VA 23230

804-564-6810

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

109 Lakeland Ave.

Dover, DE 19901

(Name and address of agent for service)

With Copies to:

Wade Bridge

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

(513)304-5605

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD

For Thirdline Real Estate Income Fund

NAME OF ISSUER	TICKER SYMBOL	CUSIP NUMBER	MEETING DATE	MATTER VOTED ON	DID TREIX VOTE	VOTE CAST	VOTE FOR/AGAINST MANAGEMENT
PROLOGIS INC	PLD	74340W103	9/28/2022	To approve the “Prologis common stock issuance proposal” (as defined in the Proxy Statement), which involves the issuance of common stock of Prologis, Inc. in connection with the merger of Duke Realty Corporation with and into Compton Merger Sub LLC, pursuant to which each outstanding share of Duke Realty Corporation common stock will be converted into the right to receive 0.475 of a newly issued share of Prologis, Inc. common stock, on the terms and conditions set forth in the Agreement and Plan of Merger, dated as of June 11, 2022.	YES	FOR	FOR
PROLOGIS INC	PLD	74340W103	9/28/2022	To approve one or more adjournments of the Prologis, Inc. special meeting to another date, time or place, if necessary or appropriate, to solicit additional proxies in favor of the Prologis common stock issuance proposal (the "Prologis adjournment proposal").	YES	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Thirdline Real Estate Income Fund

By (Signature and Title)	/s/ Charles C. Hutchens
Charles C. Hutchens, President
(Chief Executive Officer)

Date	August 28, 2023